DEBT - Additional Information (Details) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended		9 Months Ended	12 Months Ended	14 Months Ended
	Jan. 31, 2022	May 31, 2020	Sep. 30, 2022	Dec. 31, 2020	Dec. 31, 2020	Dec. 31, 2021	Mar. 31, 2021
Debt
Proceeds from convertible debenture				$ 2,485
Non-brokered private placements of convertible debenture units ("CD Unit")
Debt
Proceeds from convertible debenture		$ 3,500			$ 3,500
Conversion price (in dollars per share)				$ 1	$ 1
Interest rate				9.00%	9.00%
Fair value of debt		1,700
Conversion feature		$ 1,200
Non-brokered private placements of convertible debenture units ("CD Unit") | First tranche
Debt
Term of debt					3 years
Non-brokered private placements of convertible debenture units ("CD Unit") | First tranche | Minimum
Debt
Conversion price (in dollars per share)				$ 5.00	$ 5.00
Non-brokered private placements of convertible debenture units ("CD Unit") | First tranche | Maximum
Debt
Conversion price (in dollars per share)				9.50	$ 9.50
Non-brokered private placements of convertible debenture units ("CD Unit") | Second tranche
Debt
Term of debt		4 years			4 years
Non-brokered private placements of convertible debenture units ("CD Unit") | Second tranche | Minimum
Debt
Conversion price (in dollars per share)				3.35	$ 3.35
Non-brokered private placements of convertible debenture units ("CD Unit") | Second tranche | Maximum
Debt
Conversion price (in dollars per share)				$ 7.00	$ 7.00
Non-brokered private placements of convertible debenture units ("CD Unit") | Warrants
Debt
Fair value of debt		$ 600
Paycheck Protection Program loan
Debt
Interest rate							1.00%
Debt forgiveness	$ 1,700		$ 1,700
Fair value of the debt						$ 1,687